Note 9 - Investment and Other Income	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of finance income [text block]
9.
INVESTMENT AND OTHER INCOME

The Company's investment and other income (loss) are comprised of the following:

	Year Ended December 31,
	2020	2019
Gain from investment in marketable securities (Note 13 (a))	$1,973	$528
Gain from investment in silver futures derivatives	2,079	1,237
Interest income and other	1,075	6,344
	$5,127	$8,109